Document and Entity Information	5 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	Anvia Holdings Corp
Entity Central Index Key	0001681282
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company